Class A Ordinary Shares Subject to Possible Redemption - Summary of Class A Ordinary Shares Reflected On The Balance Sheet Are Reconciled (Details)		3 Months Ended
	Mar. 11, 2021 USD ($)	Mar. 11, 2021 USD ($)
Temporary Equity Disclosure [Abstract]
Gross proceeds	$ 230,000,000.0	$ 230,000,000
Class A ordinary shares issuance costs		(12,638,324)
Accretion of carrying value to redemption value		12,638,324
Class A ordinary shares subject to possible redemption	$ 230,000,000	$ 230,000,000